21. Employees benefits (Details 7)	12 Months Ended
Dec. 31, 2018
Life expectation | Increase of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$48,558
Life expectation | Decrease of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$49,705
Funded plan | Discount rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$263,661
Funded plan | Discount rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$319,455
Funded plan | Wage increase rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$31,418
Funded plan | Wage increase rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$27,019